Multi-Select Securities Fund for Puerto Rico Residents International Portfolio I

Schedule of Investments			December 31, 2025 (Unaudited)
COMMON STOCKS - 77.38% of net assets applicable to common unitholders Shares		Issuer	Value

Belgium - 3.13% of net assets applicable to common unitholders
Chemicals & Allied - 1.26% of total investments
157	B	UCB SA - Sponsored ADR	$21,942

Depository Institutions - 2.78% of total investments
741	B	KBC Group NV - Sponsored ADR	48,332

Total Belgium (cost $35,156)			$70,274

Curacao - 1.61% of net assets applicable to common unitholders
Oil and Gas Extract - 2.08% of total investments
941		Schlumberger Limited	$36,116

Total Curacao (cost $37,963)			$36,116

Denmark - 1.41% of net assets applicable to common unitholders
Health Care Services - 1.82% of total investments
3,733		Coloplast A/S	$31,731

Total Curacao (cost $34,873)			$31,731

England - 14.13% of net assets applicable to common unitholders
Food and Kindred Products - 1.78% of total investments
358	B	Diageo PLC - Sponsored ADR	$30,885

Depository Institutions - 3.53% of total investments
2,413	B	Barclays PLC - Sponsored ADR	61,411

Engineering, Accounting, Research, Management, and Related Services - 1.94% of total investments
543	B	Intertek Group PLC - Sponsored ADR	33,818

Miscellaneous Services- 3.00% of total investments
1,761	B	SSE PLC - Sponsored ADR	52,214

Chemicals and Allied Products - 3.31% of total investments
627	B	AstraZeneca PLC - Sponsored ADR	57,640

Industrial Wholesale - 2.07% of total investments
508	B	Ashtead Group PLC	35,936

Security & Commodity Brokers, Dealers, Exchanges and Services - 2.63% of total investments
1,495	B	London Stock Exchange Group, Inc - Unsponsored ADR	45,702

Total England (cost $279,413)			$317,605

France - 6.24% of net assets applicable to common unitholders
Aircraft Engines - 1.90% of total investments
613	B	Thales S.A. - Sponsored ADR	$33,120

Transportation Equipment - 2.11% of total investments
634	B	Airbus SE - Sponsored ADR	36,721

Chemicals & Allied - 1.88% of total investments
871	B	L’Air Liquide S.A. - Sponsored ADR	32,715

Business Services - 2.17% of total investments
1,458	B	Publicis Groupe S.A. - Sponsored ADR	37,733

Total France (cost $99,018)			$140,289

Germany - 6.59% of net assets applicable to common unitholders
Coal Mining - 2.00% of total investments
1,838	B	E.ON SE - Sponsored ADR	$34,812

Business Services - 1.77% of total investments
127	B	SAP SE - Sponsored ADR	30,850

Railroad Transportation - 2.59% of total investments
1,617	B	Knorr-Bremse AG - Sponsored ADR	45,001

Chemicals & Allied - 2.16% of total investments
1,307	B	Merck Kommanditgesellschaft auf Aktien - Sponsored ADR	37,485

Total Germany (cost $106,257)			$148,147

Hong Kong - 1.65% of net assets applicable to common unitholders
Insurance Carriers - 2.148% of total investments
905	B	AIA Group Limited - Sponsored ADR	$37,132

Total Hong Kong (cost $33,430)			$37,132

Ireland - 8.75% of net assets applicable to common unitholders
Depository Institutions - 2.98% of total investments
2,703	B	Bank of Ireland Group PLC - Sponsored ADR	$51,871

Paper & Allied Products - 2.08% of total investments
937	B	Smurfit Westrock	36,234

Health Care Services - 1.44% of total investments
137	A	ICON PLC	24,964

Transportation by Air - 1.44% of total investments
672		Ryanair Holdings PLC	48,512

Food and Kindred Products - 2.02% of total investments
386	B	Kerry Group PLC - Sponsored ADR	35,165

Total Ireland (cost $158,252)			$196,745

Multi-Select Securities Fund for Puerto Rico Residents International Portfolio I

Schedule of Investments		(concluded)	December 31, 2025 (Unaudited)

Shares		Issuer	Value
Japan - 14.58% of net assets applicable to common unitholders
Industrial & Commercial Machinery & Computer Equipment - 1.91% of total investments
2,127		Daifuku Co., LTD	$33,245

Electronic & Equipment - 2.28% of total investments
1,548	B	Sony Group Corp. - Sponsored ADR	39,629

Commercial & Residential & Building Equipment - 2.11% of total investments
2,878	B	Daikin Industries	36,695

Insurance Carriers- 1.75% of total investments
825	B	Tokio Marine Holdings, Inc. - Sponsored ADR	30,509

Transportation Equipment - 1.83% of total investments
3,042		Shimano, Inc.	31,789

Professional Services - 2.22% of total investments
3,435		Recruit Holdings	38,644

Miscellaneous Retail - 2.49% of total investments
2,730	B	MonotaRO Co., Ltd. - Sponsored ADR	43,380

Miscellaneous Manufacturing Industries - 2.52% of total investments
2,599	B	Nintendo Co., Ltd. - Sponsored ADR	43,819

Measuring, Analytics, & Control Instruments - 1.72% of total investments
2,066	B	Terumo Corp. - Sponsored ADR	29,957

Total Japan (cost $286,015)			$327,665

Netherlands - 4.56% of net assets applicable to common unitholders
Insurance Carriers - 3.19% of total investments
1,982	B	ING Groep N.V. - Sponsored ADR	$55,496

Industrial & Commercial Machinery & Computer Equipment - 2.71% of total investments
44	B	ASML Holding N.V. - Sponsored ADR	47,074

Total Netherlands (cost $56,667)			$102,570

Portugal - 1.32% of net assets applicable to common unitholders
Petroleum Refining & Related Industries - 1.71% of total investments
3,531		Galp Energia, SGPS, S.A.	$29,696

Total Portugal (cost $32,679)			$29,696

Singapore - 3.81% of net assets applicable to common unitholders
Depository Institutions - 2.86% of total investments
283	B	DBS Group Holdings Limited - Sponsored ADR	$49,698

Telecommunications -Other - 2.06% of total investments
1,012	B	Singapore Telecommunications Limited - Sponsored ADR	35,835

Total Singapore (cost $34,357)			$85,533

Sweden - 1.43% of net assets applicable to common unitholders
Industrial & Commercial Machinery & Computer Equipment - 1.43% of total investments
1,421	B	Epiroc AB - Sponsored ADR	$32,058

Total Sweden (cost $30,219)			$32,058

Switzerland - 3.49% of net assets applicable to common unitholders
Chemicals & Allied - 2.35% of total investments
793	B	Roche Holding AG - Sponsored ADR	$40,895

Food and Kindred Products - 2.18% of total investments
380	B	Nestle SA - Sponsored ADR	37,536

Total Switzerland (cost $70,291)			$78,431

United States - 4.66% of net assets applicable to common unitholders
Food and Kindred Products - 1.54% of total investments
1,631	B	Berry Corporation - Sponsored ADR	$26,814

Business Services - 2.46% of total investments
8,580		Grab Holdings Limited	42,814

Pharmaceutical & Medical Device - 2.02% of total investments
446		Alcon Inc	35,149

Total United States (cost $104,596)			$104,777

TOTAL COMMON STOCKS (cost $1,399,186)			$1,738,769

		Total investments (77.38% of net assets)	$1,738,769
		Other assets less liabilities (22.62% of net assets)	508,374

		Net assets applicable to common unitholders - 100%	$2,247,143

Open Futures	Issuer	Expiration Date	Underlying Notional Amount at Value	Unrealized Appreciation (Depreciation)
Futures Contracts
1 Equity Index Contract	E-Mini MSCI EAFE Index Contracts	03/20/26	$145,125	$1,560

	The underlying notional amount at value of open long futures contracts is 6.46% of net assets applicable to common unitholders.

A	Non-dividend producing security.

B	A Sponsored ADR is an American Depository Receipt (“ADR”) that is issued through the cooperation of the company whose stock will be the underlying asset.